SHARE BASED COMPENSATION - Share-based compensation expense 1 (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 05, 2021	Oct. 31, 2019	Jul. 01, 2017
Amended and Restated 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants			1,885,300
Amended and Restated 2019 Plan | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants			780,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants					1,190,000
Stock options | 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants	889,614			1,105,300
Number of options still available to be issued		375,686
Expected life	10 years	10 years
Stock options | 2019 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0	$ 3.78
Vesting period	0 years	0 years
Stock options | 2019 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 7.56	$ 12
Vesting period	4 years	4 years
Stock options | Amended and Restated 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants			1,105,300